Earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Profit	$ 14,626	$ 11,510
Basic, number of shares (in shares)	17,146	17,646
Effect of dilutive potential ordinary shares (in shares)	99	126
Diluted, number of shares (in shares)	17,245	17,772
Basic, amount per share (in dollars per share)	$ 0.85	$ 0.65
Diluted, amount per share (in dollars per share)	$ 0.85	$ 0.65